Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurements
Schedule of Financial Instruments Measured at Fair Value

Fair value measurements as at December 31, 2018
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short term investments:
Investments in financial instruments	196,538	—	196,538	—
	196,538	—	196,538	—

Fair value measurements as at December 31, 2019
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short term investments:
Investments in financial instruments	292	—	292	—
	292	—	292	—